UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10181

Name of Fund: Government Securities Delaware, LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Government
      Securities Delaware, LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 01/01/04 - 06/30/04

Item 1 - Report to Stockholders

To Our Shareholders

We are pleased to present the shareholder report for Government Securities Delaware, LLC, for the six-month period ended June 30, 2004.

The fund's investment objectives are to maximize current income consistent with the preservation of capital and to match the maturities of investments with operating and dividend payment needs. During the period the fund generated net investment income of 7.30% as a percentage of average net assets and paid dividends of $14.80 per share.

As you are aware, this fund has not retained an investment advisor. There was no trading activity during the six-month period ended June 30, 2004 and the fund's portfolio holdings remained the same.


/s/ Terry K. Glenn
---------------------------
Terry K. Glenn
President and Trustee

SCHEDULE OF INVESTMENTS       Government Securities Delaware, LLC, June 30, 2004
                                                               (in U.S. dollars)

----------------------------------------------------------------------------------------------------------------
                     Face                              Investments                                     Value
                    Amount
----------------------------------------------------------------------------------------------------------------
Notes-           $500,000,000       Merrill Lynch & Co., Inc., 1.313% due
86.6%                                   8/15/2009 (a)(b)                                          $  500,000,000
                  500,000,000       Merrill Lynch Capital Services, Inc., 1.324%
                                        due 8/15/2009 (a)(b)                                         500,000,000
----------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost-$1,000,000,000) - 86.6%                1,000,000,000
                                    Other Assets Less Liabilities - 13.4%                            154,448,570
                                                                                                  --------------
                                    Net Assets - 100.0%                                           $1,154,448,570
                                                                                                  ==============
----------------------------------------------------------------------------------------------------------------

(a)   Floating rate note.
(b) Investments in companies considered to be an affiliate of the Company (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
      Affiliate                                  Net Activity    Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.,
         1.313% due 8/15/2009                         --            $2,528,605
      Merrill Lynch Capital Services, Inc.,
         1.324% due 8/15/2009                         --            $3,574,636
      --------------------------------------------------------------------------

      Swap contracts outstanding as of June 30, 2004 are as follows:

      --------------------------------------------------------------------------
                                                         Notional    Unrealized
                                                          Amount    Depreciation
      --------------------------------------------------------------------------
      Receive a fixed rate of 1.1575% and 6-month LIBOR, reset each February 15 and August 15, minus 1.09% and pay a 1-month LIBOR, rest on the 15th of each month, plus .07% compound.

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                            $1,000,000,000   $(593,000)

      Receive a 6-month LIBOR, reset each February 15th and August 15th, minus 1.09% and pay semi-annual payments of $41,112.

      Broker, Merrill Lynch Capital Services, Inc.
      Expires August 2009                            $    1,527,778    (281,504)
      --------------------------------------------------------------------------
      Total                                                           $(874,504)
                                                                      =========
      --------------------------------------------------------------------------

See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES

                As of June 30, 2004
===================================================================================================================================
Assets:         Investments in affiliated securities, at value (identified cost-$1,000,000,000)                     $ 1,000,000,000
                Cash ..........................................................................                              30,667
                Unrealized appreciation on reverse repurchase agreements ......................                         128,345,808
                Receivables:
                     Reverse repurchase agreements-net ........................................   $   22,382,495
                     Interest from affiliates .................................................        4,561,356
                     Swaps-net ................................................................           81,293         27,025,144
                                                                                                  --------------    ---------------
                Total assets ..................................................................                       1,155,401,619
                                                                                                                    ---------------
===================================================================================================================================
Liabilities:    Unrealized depreciation on swaps ..............................................                             874,504
                Payable to administrator ......................................................                              18,913
                Other liabilities .............................................................                              59,632
                                                                                                                    ---------------
                Total liabilities .............................................................                             953,049
                                                                                                                    ---------------
===================================================================================================================================
Net Assets:     Net assets ....................................................................                     $ 1,154,448,570
                                                                                                                    ===============
===================================================================================================================================
Net Assets      Beneficial Interest, par value $500 (2,000,200 units authorized) and additional
Consist of:        paid-in capital ............................................................                     $ 1,021,877,523
                Undistributed investment income-net ...........................................   $    5,099,743
                Unrealized appreciation on investments, reverse repurchase agreements and
                swaps-net .....................................................................      127,471,304
                                                                                                  --------------
                Total accumulated earnings-net ................................................                         132,571,047
                                                                                                                    ---------------
                Total-Equivalent to $577.19 net asset value per unit based on 2,000,104 units
                   outstanding ................................................................                     $ 1,154,448,570
                                                                                                                    ===============
===================================================================================================================================

      See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2004

STATEMENT OF OPERATIONS

                              For the Six Months June 30, 2004
==================================================================================================================================
Investment                    Interest on reverse repurchase agreements-net .....................................     $ 29,563,774
Income:                       Interest from affiliates ..........................................................        6,103,241
                              Interest on swaps-net .............................................................           63,186
                                                                                                                      ------------
                              Total income ......................................................................       35,730,201
                                                                                                                      ------------
==================================================================================================================================
Expenses:                     Administrative fees ...............................................................           24,693
                              Directors' fees and expenses ......................................................           10,000
                                                                                                                      ------------
                              Total expenses ....................................................................           34,693
                                                                                                                      ------------
                              Investment income-net .............................................................       35,695,508
                                                                                                                      ------------
==================================================================================================================================
Unrealized Loss               Change in unrealized appreciation/depreciation on investments, reverse
on Investments,                  repurchase agreements and swaps-net ............................................      (39,907,207)
Reverse Repurchase                                                                                                    ------------
Agreements and                Net Decrease in Net Assets Resulting from Operations ..............................     $ (4,211,699)
Swaps-Net:                                                                                                            ============
==================================================================================================================================

      See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2004

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Six          For the
                                                                                                   Months Ended       Year Ended
                                                                                                     June 30,         December 31,
               Increase (Decrease) in Net Assets:                                                      2004               2003
===================================================================================================================================
Operations:    Investment income-net .........................................................   $    35,695,508    $    71,554,480
               Change in unrealized appreciation on investments, reverse repurchase
                  agreements and swaps-net ...................................................       (39,907,207)       (37,871,125)
                                                                                                 ---------------    ---------------
               Net increase (decrease) in net assets resulting from operations ...............        (4,211,699)        33,683,355
                                                                                                 ---------------    ---------------
===================================================================================================================================
Dividends      Investment income-net .........................................................       (29,607,186)       (72,211,832)
to Unit                                                                                          ---------------    ---------------
Holders:       Net decrease in net assets resulting from dividends to unit holders ...........       (29,607,186)       (72,211,832)
                                                                                                 ---------------    ---------------

===================================================================================================================================
Net Assets:    Total decrease in net assets ..................................................       (33,818,885)       (38,528,477)
               Beginning of period ...........................................................     1,188,267,455      1,226,795,932
                                                                                                 ---------------    ---------------
               End of period* ................................................................   $ 1,154,448,570    $ 1,188,267,455
                                                                                                 ===============    ===============
===================================================================================================================================
                                                                                                 ---------------    ---------------
               * Undistributed (accumulated distributions in excess of) investment income-net    $     5,099,743    $      (988,579)
                                                                                                 ===============    ===============
===================================================================================================================================

      See Notes to Financial Statements.

                              Government Securities Delaware, LLC, June 30, 2004

Financial Highlights

The following per share data and ratios have been derived     For the Six                                            For the Period
from information provided in the financial statements.       Months Ended        For the Year Ended December 31,    August 10, 2000+
                                                               June 30,     --------------------------------------   to December 31,
Increase (Decrease) in Net Asset Value:                           2004          2003          2002          2001           2000
====================================================================================================================================
Per Share           Net asset value, beginning of period ...  $   594.10    $   613.37    $   559.00    $   541.78    $   500.00
Operating                                                     ----------    ----------    ----------    ----------    ----------
Performance:        Investment income-net ..................       17.84         35.78         35.43         35.48         14.03
                    Unrealized gain (loss) on investments,
                      reverse repurchase agreements and
                      swaps-net ............................      (19.95)       (18.95)        54.54         17.27         30.81
                                                              ----------    ----------    ----------    ----------    ----------
                    Total from investment operations .......       (2.11)        16.83         89.97         52.75         44.84
                                                              ----------    ----------    ----------    ----------    ----------
                    Less dividends to unit holders from
                       investment income-net ...............      (14.80)       (36.10)       (35.60)       (35.53)        (3.06)
                                                              ----------    ----------    ----------    ----------    ----------
                    Net asset value, end of period .........  $   577.19    $   594.10    $   613.37    $   559.00    $   541.78
                                                              ==========    ==========    ==========    ==========    ==========
====================================================================================================================================
Total Investment    Based on net asset value per share .....        (.36%)#       2.74%        16.10%        10.06%         9.00%#
Return:                                                       ==========    ==========    ==========    ==========    ==========
====================================================================================================================================
Ratios Based on     Total expenses .........................         .01%*         .01%          .00%++        .01%          .00%*++
Average Net                                                   ==========    ==========    ==========    ==========    ==========
Assets:             Total investment income-net ............        7.30%*        5.93%         6.10%         6.26%         6.88%*
                                                              ==========    ==========    ==========    ==========    ==========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands)  $1,154,449    $1,188,267    $1,226,796    $1,118,057    $1,083,608
Data:                                                         ==========    ==========    ==========    ==========    ==========
                    Portfolio turnover .....................        0.00%         0.00%         0.00%         0.00%       100.25%
                                                              ==========    ==========    ==========    ==========    ==========
====================================================================================================================================

*     Annualized.
+     Commencement of operations.
++    Amount is less than .01%.
#     Aggregate total investment return.

      See Notes to Financial Statements.

Government Securities Delaware, LLC

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Government Securities Delaware, LLC (the "Company") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Company was formed in the State of Delaware on August 8, 2000. The Company's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Company offers one class of Units. Holders of Units have no preemptive rights and no right to redeem their Units. The Company will mandatorily redeem all of the outstanding Units on August 8, 2025 at their Net Asset Value. The redemption price may be paid in cash or in-kind at the discretion of the Board of Managers. Each Unit represents a $500 capital contribution to the Company and is an equal, proportionate interest in the Company, none having priority or preference over another. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of investments - Reverse repurchase agreements, swap agreements and other securities are valued at fair valued as determined by or under the direction of the Board of Managers of the Company.

(b) Financial instruments - The Company may engage in various portfolio investment strategies to hedge its exposures relating to non-trading assets and liabilities.

o Swaps - The Company may enter into swap agreements, which are over-the-counter contracts in which the Company and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

o Reverse repurchase agreements - The Company may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Company sells securities to the counterparty and agrees to repurchase them at a mutually agreed upon date and price, and may exchange their respective commitments to pay or receive interest. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the reverse repurchase agreement, the Company would be in default and the counterparty would be able to terminate the repurchase agreement.

(c) Income taxes - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and swap income or expense are recognized on the accrual basis.

(e) Dividends and distributions - The Units will provide for a fixed-rate, semi-annual dividend of at least 7.1215%, calculated on the basis of the 30/360 year, on the par value of each unit owned by such unit holder, to be distributed at the discretion of the Board of Managers out of income of the Company from funds legally available for distribution under Delaware law. In addition, the Board of Managers may distribute to the Unit Holders as of a record date or dates determined by the Board of Managers, in cash or otherwise, all or part of any gains realized on the sale or disposition of property or otherwise, or all or part of any other principal or income of the Company, provided that such distributions are not otherwise in violation of Delaware law. Dividends and distributions paid by the Company are recorded on the ex-dividend dates.

2.  Transactions with Affiliates:

The Company has entered into an Administrative Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM shall perform or arrange for the performance of the administrative services necessary for the operation of the Company. For such services, the Company will pay FAM a semi-annual fee of $25,000. In addition, the Company pays certain other professional expenses. FAM will be responsible for all other expenses of the Company, including, but not limited to, auditing and legal expenses, and custodial and printing fees.

MLIM Alternative Investment Strategies ("MLIMAIS"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

As of December 31, 2000, 2,000,000 Units were beneficially owned and of record by ML SSG S.A.R.L., a wholly-owned subsidiary of ML & Co. During 2001, ML SSG S.A.R.L. transferred its interest in the Company to Merrill Lynch CICG, L.P., an indirect subsidiary of Merrill Lynch Capital Services, Inc. ("ML Capital Services"), which in turn, is a wholly-owned subsidiary of ML & Co., and as of December 31, 2003, 2,000,000 Units were beneficially owned by Merrill Lynch CICG, L.P.

The Company purchased for $1,002,500,000 (excluding the accrued interest paid on August 15, 2000) $1,000,000,000 face value, 6% coupon U.S. Treasury Notes maturing on August 15, 2009 (the "Treasury Notes") and entered into a floating rate reverse repurchase agreement to maturity (the "Reverse Repurchase Agreement") with Merrill Lynch Government Securities, Inc. ("ML Government Securities"). Under the Reverse Repurchase Agreement, the Company sold the Treasury Notes to ML Government Securities and is obligated to repurchase the Treasury Notes for $1,000,000,000 on August 15, 2009, but may repurchase the Treasury Notes from ML Government Securities for the Notional Amount (defined below) plus accrued interest on 5 days prior written notice (the "Repurchase Agreement Termination Date"). Until the Repurchase Agreement Termination Date, the Company will make semi-annual floating rate payments to ML Government Securities at the rate of 6-month LIBOR less 109 basis points on the outstanding Notional Amount plus $138,889. The Notional Amount will start at $1,002,500,000 and will be reduced by the $138,889 fixed, semi-annual payments by the Company. The semi-annual fixed payments of $138,889 will amortize the $2,500,000 premium paid for the Treasury Notes to $1,000,000,000 on a straight-line basis over the term of the Reverse Repurchase Agreement. In return, the Company will receive semi-annual payments from ML Government Securities equal to the interest on the Treasury Notes. These semi-annual payments will be netted against each other and only the net amount will actually be paid. Under SFAS 140, Accounting for Transfers and Servicing of Financial Assets, the Reverse Repurchase Agreement is deemed a sale for accounting purposes.

The Company used the proceeds from the Reverse Repurchase Agreements to acquire the following notes (the "Notes"):

      (i) $500,000,000 Merrill Lynch & Co., Inc. Floating Rate Note due August 15, 2009; and

      (ii) $500,000,000 Merrill Lynch Capital Services, Inc. Floating Rate Note due August 15, 2009.

The note from ML & Co. pays interest semi-annually at the rate of 1-month LIBOR plus 7 basis points, compounded monthly. The note from ML Capital Services pays interest semi-annually at the rate of 1-month LIBOR plus 8 basis points. Interest on the loan to ML Capital Services compounds monthly. The Notes are subject to pre-payment at the option of the Company at any time.

To ensure the Company's investments will match its operating and dividend needs, the Company entered into two swaps with ML Capital Services. Under the terms of the first swap, (the "Daycount Swap"), the Company will make payments calculated as 1-month LIBOR plus 7 basis points compounded monthly and paid semi-annually on $1,000,000,000 to ML Capital Services and in return will receive semi-annual payments at a rate of 6-month LIBOR less 109 basis points on $1,000,000,000 plus a fixed payment on the same amount at a rate of 1.1575%. The Daycount Swap will terminate on August 15, 2009. Under the terms of the second swap (the "Amortizing Swap"), the Company will make fixed, semi-annual payments of $41,112 and in return will receive semi-annual payments equal to 6-month LIBOR less 109 basis points on a notional amount that will start at $2,500,000 and will amortize to approximately $138,889 on a straight-line basis over the term of the Amortizing Swap. The Amortizing Swap will terminate on August 15, 2009. The effective date of all transactions with ML & Co. or its affiliates was August 10, 2000.

Certain officers and/or managers of the Company are officers and/or directors of FAM, PSI, ML & Co., and/or MLIMAIS.

3. Investments:

Net unrealized appreciation/depreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
                                                                   Appreciation/
                                                                   Depreciation
--------------------------------------------------------------------------------
Reverse repurchase agreements...                                   $128,345,808
Swaps............................................                      (874,504)
                                                                   ------------
Total............................................                  $127,471,304
                                                                   ============
--------------------------------------------------------------------------------

As of June 30, 2004, there was no net unrealized appreciation for federal income tax purposes. At June 30, 2004, the aggregate cost of investments for federal income tax purposes was $1,000,000,000.

4. Subsequent Event:

On August 15, 2004, the Company declared and paid a semi-annual dividend of $17.802824 per unit.

Officers and Directors

Jean-Claude Wolter -- Director
A. Martin Buss -- Director
Terry K. Glenn -- President
Donald C. Burke -- Vice President and Treasurer
Phillip S. Gillespie -- Secretary

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts  02110

Transfer Agent

MLIM Alternative Investment Strategies
800 Scudders Mill Road
Plainsboro, New Jersey  08536

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Securities Delaware, LLC


By: /s/ Terry K. Glenn
    -----------------------------------
    Terry K. Glenn,
    President of
    Government Securities Delaware, LLC

Date: August 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------------------
    Terry K. Glenn,
    President of
    Government Securities Delaware, LLC

Date: August 13, 2004


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Government Securities Delaware, LLC

Date: August 13, 2004